SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SUMMARY OF ESTIMATED USEFUL LIVES OF FIXED ASSETS

Fixed assets are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, which range from three to seven years:

Classification	Life
Machinery and equipment	3-7 years
Automobiles	5 years
Computer and office equipment	5 years
Website development costs	3 years

Fixed assets are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, which range from three to seven years:

Classification	Life
Machinery and equipment	3-7 years
Automobiles	5 years
Computer and office equipment	5 years
Website development costs	3 years

SCHEDULE OF FAIR VALUE ASSETS MEASURED ON RECURRING BASIS

The following table presents balances of the fair value instruments as of September 30, 2025 and December 31, 2024, in thousands:

	Fair Value Measurements as of September 30, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Financial liabilities:
Third Tranche Note	$—	$—	$3,066	$3,066

Financial assets:
Investment in M2i	$—	$1,910	$—	$1,910

	Fair Value Measurements as of December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
2024 Convertible Note	$—	$—	$4,050	$4,050
Total	$—	$—	$4,050	$4,050

The following table presents balances of the fair value instruments as of December 31, 2024, in thousands:

	Fair Value Measurements as of December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Purchase Agreement	$—	$—	$—	$—
2024 Convertible Notes	—	—	4,050	4,050
Total	$—	$—	$4,050	$4,050

SCHEDULE OF FAIR VALUE LIABILITIES MEASURED ON RECURRING BASIS, UNOBSERVABLE INPUT RECONCILIATION

The following table presents changes of all convertible notes issued under the Securities Purchase Agreement (see Note 10) with significant unobservable inputs (Level 3) for the three and nine months ended September 30, 2025, in thousands:

2024 Convertible Note
Balance at December 31, 2024	$4,050
Change in fair value	849
Balance at March 31, 2025	4,899
Change in fair value	(99)
Conversions	(4,676)
Additions	1,350
Balance at June 30, 2025	1,474
Change in fair value	384
Conversions	(1,492)
Additions	2,700
Balance at September 30, 2025	$3,066

The following table presents changes of the forward purchase agreement with significant unobservable inputs (Level 3) for the year ended December 31, 2024 and 2023, in thousand:

Forward Purchase Agreement
Balance at December 31, 2022	$—
Cash funded	18,911
Proceeds	(2,525)
Change in fair value	(13,403)
Balance December 31, 2023	$2,983
Cash funded	—
Proceeds	—
Change in fair value	(2,983)
Balance December 31, 2024	$—

SCHEDULE OF FAIR VALUE MEASUREMENT INPUTS AND VALUATION TECHNIQUES

The Company measured the Third Tranche Note using a Monte Carlo simulation valuation model using the following assumptions:

Three and Nine months ended September 30, 2025
Volume Weighted average stock price (“VWAP”)	$1.80
Simulation Period	0.81 year
Expected Volatility	115.1%
Credit risk-adjusted rate	18.6%
Risk-free Rate	3.7%

The Company measured the forward purchase agreement using a Monte Carlo simulation valuation model using the following assumptions:

For the Year Ended December 31, 2023
Volume Weighted average stock price (“VWAP”)	$3.82
Initial Price	$10.81
Expected Volatility	87.0%
Term	1.92
Risk-free Rate	4.2%

SCHEDULE OF FAIR VALUE, ASSETS MEASURED ON RECURRING BASIS, UNOBSERVABLE INPUT RECONCILIATION

The following table represents the change of the Investment in M2i (Level 2) for the three and nine months ended September 30, 2025, in thousands:

Investment in M2i
Balance at June 30, 2025	$—
Additions	1,950
Change in fair value	(40)
Balance at September 30, 2025	$1,910

The following table presents changes of the Convertible Notes with significant unobservable inputs (Level 3) for the year ended December 31, 2024, in thousand:

Convertible Notes
Balance at December 31, 2023	$—
Fair value at issuance	4,050
Change in fair value	—
Balance at December 31, 2024	$4,050

SCHEDULE OF DISAGGREGATION OF REVENUE

The Company generated revenue during the three and nine months ended September 30, 2025 and 2024, broken down as follows, in thousands:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Aircraft sales	$—	$38,150	$49,600	$38,150
Subscription	381	316	1,119	545
Total	$381	$38,466	$50,719	$38,695

The Company has generated revenue during the year ended December 31, 2024 and December 31, 2023, broken down as follows, in thousands:

	Year ended December 31,
	2024	2023
Aircraft sales	$38,150	$21,443
Managed Aircraft	7,224	14,107
Subscription	914	23
Total	$46,288	$35,573

SCHEDULE OF CHANGES IN DEFERRED REVENUE

The following table provides a rollforward of deferred revenue for the nine months ended September 30, 2025:

Amount
Balance as of December 31, 2024	$696
Revenue recognized	(1,119)
Revenue deferred	2,195
Balance as of September 30, 2025	$1,772

SCHEDULE OF RELATED AMORTIZATION EXPENSES

The following tables present the asset balances and related amortization expense for the contract assets:

	As of and for the nine months ended September 30, 2025
	Beginning Balance	Amount Capitalized	Amortization	Ending Balance
Contract assets	$—	$579	$(129)	$450

SUMMARY OF SUBSIDIARY OWNERSHIP INTEREST

The Company’s consolidated subsidiaries were as follows:

Name of Consolidated Subsidiaries or Entities	State or Other Jurisdiction of Incorporation or Organization	Attributable Interest
Volato, Inc. (Legacy Volato)	Georgia	100%
Gulf Coast Aviation, Inc.	Texas	100%
G C Aviation, Inc.	Texas	100%
Fly Vaunt, LLC	Georgia	100%
Fly Dreams, LLC (until March 3, 2023)	Georgia	100%